Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	¥ 31,673,890	¥ 27,853,035
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities	34,326	13,617
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	247,762	275,661
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	450,507	520,746
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	33	33
Available-for sale and held-to-maturity securities | Accrued Income [Member]
Schedule of Investments [Line Items]
Accrued interest receivables	¥ 4,702	¥ 10,379